Note 27 Accumulated Other Comprehensive Income Classified By Concepts (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Accumulated other comprehensive income classified by concepts [Line Items]
Items that will not be reclassified to profit or loss	€ (1,941)	€ (2,505)
Actuarial gains or losses on defined benefit pension plans	(1,686)	(1,396)
Non-current assets and disposal groups classified as held for sale (not reclassified)	1	0
Other comprehensive income, net of tax, change in fair value of equity instruments measured at fair value with changes in other comprehensive income	(216)	(983)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk	(41)	(127)
Items that may be reclassified to profit or loss	(14,720)	(16,366)
Hedge of net investments in foreign operations effective portion that may be reclassified to profit or loss	(3,561)	(3,117)
Foreign currency translation that may be reclassified to profit or loss	(10,965)	(13,340)
Hedging derivatives cash flow hedges effective portion that may be reclassified to profit or loss	315	311
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(476)	(209)
Non-current assets and disposal groups classified as held for sale may be reclassified	(35)	0
Share of other recognised income and expense of investments in subsidaries joint ventures and associates	3	(7)
Accumulated other comprehensive income	(16,661)	(18,871)
Mexico, Pesos
Accumulated other comprehensive income classified by concepts [Line Items]
Hedge of net investments in foreign operations effective portion that may be reclassified to profit or loss	(4,024)	(3,454)
Foreign currency translation that may be reclassified to profit or loss	(1,701)	(3,139)
Turkey, New Lira
Accumulated other comprehensive income classified by concepts [Line Items]
Hedge of net investments in foreign operations effective portion that may be reclassified to profit or loss	502	368
Foreign currency translation that may be reclassified to profit or loss	(6,385)	(6,625)
Argentina, Pesos
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation that may be reclassified to profit or loss	(556)	(832)
Venezuelan Bolívar Soberano
Accumulated other comprehensive income classified by concepts [Line Items]
Foreign currency translation that may be reclassified to profit or loss	(1,901)	(1,910)
Other exchanges [Member]
Accumulated other comprehensive income classified by concepts [Line Items]
Hedge of net investments in foreign operations effective portion that may be reclassified to profit or loss	(39)	(31)
Foreign currency translation that may be reclassified to profit or loss	€ (422)	€ (834)